Summary of Significant Accounting Policies (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for uncollectable balance amount	$ 347,306		$ 791,827
Inventory reserve	69,747		120,286
Investment amount	685,307	¥ 5	702,890	¥ 5
Investment income	31,072		38,588		$ 30,827
Research and development expenses	4,858,548		7,644,375		5,465,662
Advertising expenses	$ 4,653,633		17,527,318		1,316,654
Tax benefit percentage	50.00%	50.00%
Percentage of vat rate	13.00%	13.00%
Comprehensive income amount	$ 440,962		$ 465,689		$ 617,145
Universe Pharmaceuticals Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%
Jx Rcb Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	5.00%
Investment amount	$ 700,000	¥ 5